Deferred Revenue - Deferred revenue in subsidiaries (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Summary of deferred revenue [line items]
Deferred revenue	R$ 18,282	R$ 27,626
Current	18,282	27,626
Franchising upfront fee [member]
Summary of deferred revenue [line items]
Deferred revenue	814	956
Loyalty program one [member]
Summary of deferred revenue [line items]
Deferred revenue	15,424	25,096
Loyalty program two [member]
Summary of deferred revenue [line items]
Deferred revenue	R$ 2,044	R$ 1,574